Segment Reporting - Summary of Information About Product Revenues (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of products and services [line items]
Revenues	$ 33,390.1	₨ 2,441,151.0	₨ 2,556,123.4	₨ 2,959,666.9
Finance revenues	553.7	40,480.4	38,127.8	33,995.5
Total revenues	33,943.8	2,481,631.4	2,594,251.2	2,993,662.4
Tata and Fiat vehicles [Member]
Disclosure of products and services [line items]
Revenues	6,332.8	462,990.0	435,908.8	682,076.2
Tata Daewoo commercial vehicles [Member]
Disclosure of products and services [line items]
Revenues	444.5	32,498.5	30,492.4	39,042.9
Jaguar Land Rover vehicles [Member]
Disclosure of products and services [line items]
Revenues	26,349.6	1,926,418.9	2,070,320.9	2,216,656.9
Others [Member]
Disclosure of products and services [line items]
Revenues	$ 263.2	₨ 19,243.6	₨ 19,401.3	₨ 21,890.9